Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Intangible Assets

	31 December 2022					31 December 2021
Million US dollar	Brands	Commercial intangibles	Software	Other	Total	Total
Acquisition cost
Balance at end of previous year	38 409	2 832	3 437	337	45 015	45 885

Effect of movements in foreign exchange	(568)	(22)	(114)	(47)	(751)	(1 289)
Acquisitions and expenditures	11	221	497	249	978	760
Disposals through sale and derecognition	(93)	(1 058)	(272)	(15)	(1 437)	(98)
Disposals through the sale of subsidiaries	—	—	—	—	—	(3)
Transfer (to)/from other asset categories and other movements¹	(19)	53	502	(171)	365	(240)

Balance at end of period	37 741	2 026	4 050	354	44 170	45 015

Amortization and impairment losses
Balance at end of previous year	(89)	(2 082)	(2 381)	(33)	(4 585)	(4 358)

Effect of movements in foreign exchange	1	18	77	4	100	192
Amortization	—	(141)	(479)	(27)	(647)	(644)
Impairment	—	—	(3)	(1)	(4)	(176)
Disposals through sale and derecognition	—	1 058	271	10	1 339	73
Disposals through the sale of subsidiaries	—	—	—	—	—	3
Transfer to/(from) other asset categories and other movements 1	—	(100)	(62)	(2)	(164)	326

Balance at end of period	(88)	(1 247)	(2 577)	(49)	(3 961)	(4 585)

Carrying value
at 31 December 2021	38 320	750	1 056	304	40 430	40 430

at 31 December 2022	37 652	779	1 473	305	40 209

Summary of Carrying Amount of Intangible Assets with Indefinite Useful Lives

Million US dollar
Cash-generating unit	2022	2021
United States	21 979	22 129
Rest of North America	40	42
Mexico	3 166	2 977
Colombia	2 374	2 870
Rest of Middle Americas	3 531	3 432
Rest of South America	767	724
Europe	423	452
South Africa	2 847	3 029
Rest of Africa	1 072	1 112
China	405	440
Rest of Asia Pacific	1 048	1 113

Total carrying amount of intangible assets with indefinite useful lives	37 652	38 320